Assumption Used in Option-pricing Valuation Model (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.10%	0.90%	0.90%
Dividend yield	2.30%	2.30%	2.80%
Expected life in years	3 years 10 months 24 days	4 years 1 month 6 days	4 years 1 month 6 days
Expected volatility	28.00%	34.00%	42.00%